[LOGO]

January 31, 2001

Dear Shareholder:

We are pleased to provide you with the 2000 Annual Report for the Merrimac Cash Fund. The fund purchases an interest in the Merrimac Cash Portfolio with its investable assets rather than creating its own portfolio of investment securities. In this way, the fund obtains the economies and efficiencies of investment by a larger pool of assets. The investment objective of Merrimac Cash Fund and the Merrimac Cash Portfolio are identical. They seek as high a level of current income as is consistent with the preservation of capital and liquidity.

The year 2000 proved to be challenging for the short term market, and the challenge has not subsided as 2001 begins. In May, the Federal Reserve Open Market Committee raised rates for the third time during the year and the sixth time in the twelve-month period in an effort to temper economic growth. As year end approached, a softening economy was the concern and talk of decreases in the short term rates was common. On January 3, 2001, the Fed did cut rates by 50 basis points at a special meeting and followed up with another rate reduction of 50 basis points at its regularly scheduled late January meeting.

The Premium Class of the Merrimac Cash Fund had a total return of 6.52% for the year, making it one of the top performing institutional money market funds in 2000. We commend Allmerica Asset Management, Inc., sub-advisor of Merrimac Cash Portfolio, for achieving excellent investment results again this year.

We thank our shareholders for your support and participation. We look forward to continuing to serve you in the future.

Very truly yours,
/s/ Paul J. Jasinski

Paul J. Jasinski
President

   200 Clarendon Street - Boston, Massachusetts - 02116 - 888.MERRMAC - FAX:
                                  617.587.4402
         MAILING ADDRESS: P.O. Box 9130 - Boston, Massachusetts - 02117

                               MERRIMAC CASH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS
    Investment in Merrimac Cash Portfolio, at
     value (Note 1)                                 $ 611,914,585
    Deferred organization expense (Note 1)                 12,373
    Prepaid expenses                                       27,920
                                                    -------------
        Total assets                                  611,954,878
                                                    -------------
LIABILITIES
    Distributions payable to shareholders               3,536,748
    Accrued expenses                                       18,789
                                                    -------------
        Total liabilities                               3,555,537
                                                    -------------
NET ASSETS                                          $ 608,399,341
                                                    =============
NET ASSETS CONSISTS OF:
    Paid in capital                                 $ 608,545,657
    Accumulated net realized loss on investments         (156,072)
    Undistributed net investment income                     9,756
                                                    -------------
        Total net assets                            $ 608,399,341
                                                    =============
TOTAL NET ASSETS
    Premium Class                                   $ 608,384,158
                                                    =============
    Institutional Class                             $      15,183
                                                    =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Premium Class                                     608,530,470
                                                    =============
    Institutional Class                                    15,187
                                                    =============

NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION
  PRICE PER SHARE                                   $        1.00
                                                    =============

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  (NOTE 1)
    Interest                                        $  47,220,372
    Expenses                                           (1,362,456)
                                                    -------------
        Net investment income from Portfolio           45,857,916
                                                    -------------
FUND EXPENSES
    Accounting, transfer agency and administration
     fees (Note 4)                                         72,371
    Audit fees                                             14,549
    Legal                                                   4,041
    Printing                                                4,041
    Amortization of organization expenses (Note 1)         13,501
    Insurance                                              12,124
    Trustees fees and expenses                             12,932
    Miscellaneous                                           7,275
                                                    -------------
        Total expenses common to all classes              140,834
    Shareholder servicing fee-Institutional Class           2,239
                                                    -------------
        Total expenses                                    143,073
                                                    -------------

NET INVESTMENT INCOME                                  45,714,843
                                                    -------------

NET REALIZED LOSS ON INVESTMENTS FROM PORTFOLIO           (40,145)
                                                    -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $  45,674,698
                                                    =============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     YEAR ENDED DECEMBER 31,
                                            ------------------------------------------
                                                   2000                   1999
                                            -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                   $       45,714,843     $       49,734,820
    Realized loss from Portfolio                       (40,145)              (115,927)
                                            ------------------     ------------------
        Net increase in net assets from
          operations                                45,674,698             49,618,893
                                            ------------------     ------------------
DIVIDENDS DECLARED FROM NET INVESTMENT
  INCOME
    Premium Class                                  (45,663,043)           (49,374,483)
    Institutional Class                                (51,800)              (360,337)
                                            ------------------     ------------------
        Total dividends declared                   (45,714,843)           (49,734,820)
                                            ------------------     ------------------
FUND SHARE TRANSACTIONS (NOTE 7)
    Proceeds from shares sold                    3,725,957,727          4,432,656,104
    Proceeds from dividends reinvested              16,357,056             22,732,585
    Payment for shares redeemed                 (3,945,665,744)        (4,308,386,105)
                                            ------------------     ------------------
        Net increase (decrease) in net
          assets derived from share
          transactions                            (203,350,961)           147,002,584
                                            ------------------     ------------------

NET INCREASE (DECREASE) IN NET ASSETS             (203,391,106)           146,886,657
NET ASSETS
    Beginning of period                            811,790,447            664,903,790
                                            ------------------     ------------------
    End of period                           $      608,399,341     $      811,790,447
                                            ==================     ==================

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                             PREMIUM CLASS
                           --------------------------------------------------
                                        YEAR ENDED DECEMBER 31,
                           --------------------------------------------------
                             2000      1999      1998       1997     1996(2)
                           --------  --------  --------  ----------  --------
NET ASSET VALUE,
  BEGINNING OF YEAR        $  1.000  $  1.000  $  1.000  $    1.000  $  1.000
                            -------   -------   -------   ---------   -------
    Net investment income     0.063     0.051     0.055       0.055     0.006
                            -------   -------   -------   ---------   -------
    Dividends from net
      investment income      (0.063)   (0.051)   (0.055)     (0.055)   (0.006)
                            -------   -------   -------   ---------   -------

NET ASSET VALUE, END OF
  YEAR                     $  1.000  $  1.000  $  1.000  $    1.000  $  1.000
                            -------   -------   -------   ---------   -------
                            -------   -------   -------   ---------   -------

TOTAL RETURN(1)                6.52%     5.26%     5.59%       5.64%     5.42%

ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA
    Net expenses               0.21%     0.21%     0.16%       0.18%     0.15%
    Net investment income      6.32      5.13      5.46        5.49      5.42
    Net expenses before
      waiver                     NA        NA      0.20        0.21      0.24
    Net assets, end of
      year (000s omitted)  $608,384  $808,103  $655,049  $1,119,556  $875,936

                                          INSTITUTIONAL CLASS
                           --------------------------------------------------
                                        YEAR ENDED DECEMBER 31,
                           --------------------------------------------------
                             2000      1999      1998       1997     1996(2)
                           --------  --------  --------  ----------  --------
NET ASSET VALUE,
  BEGINNING OF YEAR        $  1.000  $  1.000  $  1.000  $    1.000  $  1.000
                            -------   -------   -------   ---------   -------
    Net investment income     0.061     0.049     0.052       0.052     0.006
                            -------   -------   -------   ---------   -------
    Dividends from net
      investment income      (0.061)   (0.049)   (0.052)     (0.052)   (0.006)
                            -------   -------   -------   ---------   -------

NET ASSET VALUE, END OF
  YEAR                     $  1.000  $  1.000  $  1.000  $    1.000  $  1.000
                            -------   -------   -------   ---------   -------
                            -------   -------   -------   ---------   -------

TOTAL RETURN(1)                6.25%     4.99%     5.33%       5.37%     5.17%

ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA
    Net expenses               0.46%     0.46%     0.41%       0.43%     0.40%
    Net investment income      6.07      4.88      5.21        5.24      5.17
    Net expenses before
      waiver                     NA        NA      0.45        0.46      0.49
    Net assets, end of
      year (000s omitted)  $     15  $  3,688  $  9,857  $  198,427  $127,410

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

(2)  Commencement of Operations November 12, 1996.

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                          NOTES TO FINANCIAL STATEMENT
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class.

       The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At December 31, 2000 the investment by the Fund represents ownership of a proportionate interest of 55.73% of the Portfolio.

       It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. DEFERRED ORGANIZATION

       Expense costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations.

     E. OTHER

       In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Cash Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

                               MERRIMAC CASH FUND
                          NOTES TO FINANCIAL STATEMENT
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

(3)   SHAREHOLDER SERVICING PLAN

       The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

       Investors Bank or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(5)   INVESTMENT TRANSACTIONS

       The Fund's investments in and withdrawals from the Portfolio for year ended December 31, 2000 aggregated $3,742,314,783 and $3,991,830,574, respectively.

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                 PREMIUM CLASS              INSTITUTIONAL CLASS
                                         ------------------------------  --------------------------
                                           YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                              2000            1999           2000          1999
                                         ------------------------------  --------------------------
         Shares sold...................  3,724,998,794   4,383,441,069       958,933    49,215,035
         Shares reinvested.............   16,286,769      22,344,032          70,287       388,553
         Shares redeemed...............  (3,940,962,969) (4,252,614,441)  (4,702,775)  (55,771,664)
                                         --------------  --------------   ----------   -----------
         Net increase (decrease) in
           shares......................  (199,677,406)   153,170,660      (3,673,555)   (6,168,076)
                                         ==============  ==============   ==========   ===========

       At December 31, 2000, Investors Bank, as agent for its clients, and affiliates of AAM were record holders of 70% and 21%, respectively, of the outstanding Premium Class shares.

(7)   FEDERAL TAX INFORMATION

       At December 31, 2000, the Cash Fund had $111,232 and $38,448 available as capital loss carryforwards, which expire in 2007 and 2008, respectively.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and
Shareholders of Merrimac Cash Fund

We have audited the accompanying statement of assets and liabilities of the Merrimac Cash Fund (the "Fund"), a series of the Merrimac Funds (the "Trust"), as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                                     [SIGNATURE]

Boston, Massachusetts
February 15, 2001

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                         YIELD TO                PAR
                                                         MATURITY  MATURITY     VALUE         VALUE

-------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES* - 35.8%
Abacas Investment Ltd..................................   6.65%    01/02/01  $24,000,000  $  24,000,000
Asset Backed Capital Finance...........................   6.72     01/17/01   31,000,000     31,000,000
Bear Stearns Companies, Inc............................   6.77     01/02/01   10,000,000      9,999,793
                         ..............................   6.86     01/16/01    7,000,000      7,002,622
                         ..............................   6.76     02/02/01   20,000,000     20,000,000
Cargill, Inc...........................................   6.91     02/02/01   10,000,000     10,013,056
Countrywide Credit Industries, Inc.....................   6.77     01/02/01   25,000,000     24,997,649
                              .........................   6.89     01/03/01   25,000,000     25,000,000
First Union Corporation................................   6.71     01/02/01    5,000,000      4,999,941
Heller Financial, Inc..................................   6.89     01/02/01   18,000,000     17,989,039
                  .....................................   6.75     03/19/01   20,000,000     19,994,561
Household Finance Corporation..........................   6.74     01/16/01   10,000,000     10,000,000
                            ...........................   6.73     03/07/01   15,000,000     15,000,000
Merrill Lynch & Co., Inc...............................   6.75     01/02/01    8,000,000      8,002,333
Morgan Stanley Dean Witter & Co........................   6.74     01/15/01   10,000,000     10,000,000
National City Bank - Cleveland.........................   6.79     01/05/01   15,000,000     15,003,332
PaineWebber Group, Inc.................................   6.82     01/02/01   25,000,000     25,000,000
Sigma Finance Corporation..............................   6.41     01/03/01   40,000,000     40,000,000
Strategic Money Market Trust...........................   6.83     01/14/01   10,000,000     10,000,000
Syndicated Loan Fund Trust.............................   6.55     01/03/01   40,000,000     40,000,000
Target Corporation.....................................   6.92     01/16/01   15,000,000     15,006,641
Textron Financial Corporation..........................   6.94     01/17/01   10,000,000     10,008,580
                                                                                          -------------
                                                                                            393,017,547
                                                                                          -------------
COMMERCIAL PAPER - 33.0%
AT&T Corporation.......................................   7.26     01/16/01   10,000,000      9,969,750
Barclays Bank Plc......................................   7.25     01/02/01   20,000,000     19,995,966
Baxter International, Inc..............................   6.93     01/26/01   26,000,000     25,874,875
Bear Stearns Companies, Inc............................   6.89     02/12/01   19,000,000     18,847,272
Cooperatve Association of Tractor Dealers, Inc.........   6.65     01/12/01   20,550,000     20,508,244
Donaldson, Lufkin & Jenrette, Inc......................   6.63     02/05/01   30,000,000     29,806,625
                              .........................   6.50     04/09/01   10,000,000      9,823,056
France Telecom S.A.....................................   6.52     03/27/01   35,000,000     34,461,194
                  .....................................   6.42     05/22/01   15,000,000     14,622,825
Goldman Sachs Group, L.P...............................   6.54     02/12/01   15,000,000     14,885,550
High Peak Funding LLC..................................   6.32     06/25/01   10,000,000      9,692,778
Household International Corporation....................   6.64     01/04/01    5,000,000      4,997,233
Lehman Brothers Holdings...............................   7.05     02/12/01    5,000,000      4,958,876
Links Finance LLC......................................   6.60     01/16/01   15,000,000     14,958,750
Mass College of Pharmacy and Allied Health Sciences....   6.54     02/05/01   10,000,000      9,936,417
Newbury Funding Ltd....................................   6.65     03/28/01   19,130,000     18,826,099
Oglethorpe Power Corporation...........................   6.83     01/16/01   12,456,000     12,420,552
                           ............................   6.70     01/31/01    5,002,000      4,974,072
Omnicom Finance, Inc.+.................................  6.65-6.66 02/07/01   30,000,000     29,799,525
                     ..................................   6.73     02/09/01   10,000,000      9,927,092
                     ..................................   6.66     02/14/01    5,000,000      4,959,300
                     ..................................   6.68     02/14/01   10,000,000      9,918,356
Unibanco Grand Cayman..................................   7.00     04/11/01    8,000,000      7,844,445
Weyerhaeuser Company...................................   7.15     01/26/01   20,000,000     19,900,694
                                                                                          -------------
                                                                                            361,909,546
                                                                                          -------------
CORPORATE DEBT - 16.4%
AT&T Corporation.......................................   7.27     06/14/01   20,000,000     20,000,000
Caterpillar Financial Services Corporation.............   6.82     03/15/01    6,000,000      6,000,505
                                    ...................   6.48     12/12/01   10,275,000     10,269,343

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                         YIELD TO                PAR
                                                         MATURITY  MATURITY     VALUE         VALUE

-------------------------------------------------------------------------------------------------------
CORPORATE DEBT (CONTINUED)

CitiFinancial Credit Company...........................   8.25%    11/01/01  $ 5,000,000  $   5,088,131
General Motors Acceptance Corporation+.................   6.35     09/28/01    5,500,000      5,507,810
Goldman Sachs Group, Inc.+.............................   6.20     02/15/01    2,930,000      2,927,451
Goldman Sachs Group, L.P.++............................   6.75     01/29/01   15,000,000     15,000,000
International Lease Finance Corporation................   5.75     01/15/02    9,350,000      9,330,983
John Deere Capital Corporation.........................   6.10     07/20/01   10,000,000      9,976,889
Lehman Brothers Holdings...............................   6.29     03/06/01   25,000,000     24,975,575
                       ................................   6.90     03/30/01    6,190,000      6,190,949
Links Finance LLC......................................   7.00     06/04/01   25,000,000     25,000,000
National City Bank - Cleveland.........................   6.98     08/02/01   20,000,000     19,995,565
Salomon Smith Barney...................................   6.29     02/21/01   10,000,000      9,998,958
Sigma Finance Corporation..............................   6.80     03/30/01   10,000,000     10,000,000
                                                                                          -------------
                                                                                            180,262,159
                                                                                          -------------
CERTIFICATES OF DEPOSIT - 6.4%
Associated Bank Illinois...............................   6.86     09/14/01   30,000,000     29,996,011
Bank One NA Illinois...................................   6.80     09/14/01   30,000,000     29,995,792
First Tennessee Bank...................................   6.72     09/21/01   10,000,000     10,020,167
                                                                                          -------------
                                                                                             70,011,970
                                                                                          -------------
ASSET BACKED SECURITIES - 3.2%
Ford Credit Auto Owner Trust...........................   5.77     11/15/01    1,995,811      1,993,070
Merrill Lynch Mortgage Investors, Inc..................   6.68     11/27/01   19,402,661     19,402,661
Wesley Commercial & Residential Funding++..............   6.65     01/02/01   14,057,751     14,057,751
                                                                                          -------------
                                                                                             35,453,482
                                                                                          -------------
TIME DEPOSITS - 2.7%
Chase Manhattan Bank...................................   6.44     01/02/01   30,000,000     30,000,000
                                                                                          -------------
VARIABLE RATE MUNICIPAL OBLIGATIONS* - 1.1%
Memphis Center City Revenue Financing..................   7.04     01/04/01   12,270,000     12,270,000
                                                                                          -------------

                                                                               SHARES
                                                                             -----------
MUTUAL FUNDS - 3.4%
Provident Temp Fund....................................                       36,967,065     36,967,065
                                                                                          -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 102.0%                                             1,119,891,769

Other assets and liabilities, net - (2.0%)                                                  (21,887,636)
                                                                                          -------------

NET ASSETS - 100.0%                                                                       $1,098,004,133
                                                                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    All or a portion of security is a forward commitment

++   Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS
    Investments, at value (Note 1)                  $1,119,891,769
    Cash                                                   181,909
    Interest receivable                                 11,557,200
    Deferred organization expense (Note 1)                  10,752
    Prepaid expenses                                        48,316
                                                    --------------
        Total assets                                 1,131,689,946
                                                    --------------
LIABILITIES
    Management fee payable (Note 2)                        167,399
    Payable for securities purchased                    33,427,395
    Other accrued expenses                                  91,019
                                                    --------------
        Total liabilities                               33,685,813
                                                    --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS                                         $1,098,004,133
                                                    ==============

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

INCOME
    Interest and dividends                            $     73,393,413
                                                      ----------------
FUND EXPENSES
    Management fees (Note 2)                                 1,910,240
    Audit and tax return preparation fees                       39,849
    Transaction fees                                            11,955
    Legal                                                       14,943
    Amortization of organization expenses (Note 1)              12,150
    Insurance                                                   30,883
    Trustees fees and expenses                                  41,841
    Miscellaneous                                               45,826
                                                      ----------------
        Total expenses                                       2,107,687
                                                      ----------------
NET INVESTMENT INCOME                                       71,285,726
                                                      ----------------
NET REALIZED LOSS ON INVESTMENTS                               (67,381)
                                                      ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $     71,218,345
                                                      ================

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     YEAR ENDED DECEMBER 31,
                                            ------------------------------------------
                                                   2000                   1999
                                            -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                   $       71,285,726     $       63,954,059
    Net realized loss on investments                   (67,381)              (144,611)
                                            ------------------     ------------------
        Net increase in net assets from
          operations                                71,218,345             63,809,448
                                            ------------------     ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTEREST
    Contributions                                6,903,675,906          6,036,333,627
    Withdrawals                                 (6,958,383,427)        (5,811,849,613)
                                            ------------------     ------------------
        Net increase (decrease) from
          investors' transactions                  (54,707,521)           224,484,014
                                            ------------------     ------------------

NET INCREASE IN NET ASSETS                          16,510,824            288,293,462
NET ASSETS
    Beginning of period                          1,081,493,309            793,199,847
                                            ------------------     ------------------
    End of period                           $    1,098,004,133     $    1,081,493,309
                                            ==================     ==================

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                           -------------------------------------------------------------
                              2000         1999        1998        1997        1996(1)
                           -----------  -----------  ---------  -----------  -----------
ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA

    Net expenses                 0.19%        0.19%      0.15%        0.16%        0.12%

    Net investment income        6.34         5.14       5.47         5.51         5.45

    Net expenses before
      waiver and
      reimbursements               NA           NA       0.19         0.19         0.21

    Net assets, end of
      year (000s omitted)  $1,098,004   $1,081,493   $793,200   $1,384,848   $1,006,310

(1)  Commencement of Operations November 12, 1996.

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, ("1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") is a separate diversified series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for its portfolio, it may dispose of a commitment prior to settlement if its Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. DEFERRED ORGANIZATION EXPENSE

       Costs incurred by the Cash Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis over a five-year period beginning at the commencement of operations.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

     G. OTHER

       In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Cash Portfolio does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Cash Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor its investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investors Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio.

       Allmerica Asset Management, Inc. ("AAM") serves as the Cash Portfolio's sub-adviser. For its services, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and
       0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio. The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales of money market instruments aggregated $21,566,477,753 and $21,600,581,272 respectively for the Cash Portfolio for the year ended December 31, 2000.

(4)   LINE OF CREDIT

       The Portfolio Trust maintains a $50 million line of credit agreement with a bank. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the portfolios. There were no borrowings during the year ended December 31, 2000.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees
Merrimac Master Portfolio and Owners of Beneficial Interest of
Merrimac Cash Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Merrimac Cash Portfolio (the "Portfolio"), one of the series comprising the Merrimac Master Portfolio (the "Trust"), as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                                     [SIGNATURE]

Boston, Massachusetts
February 15, 2001